SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	U.S. Treasury Securities — 5.6%
	United States Treasury Bill,
	5.286% due 1/16/2024	$41,188,000	$ 41,104,709
	5.322% due 1/16/2024	8,812,000	8,794,062
	5.352% due 1/30/2024	36,091,000	35,980,283
	5.358% due 1/30/2024	13,909,000	13,866,291
	Total U.S. Treasury Securities (Cost $99,745,345)		99,745,345
	Commercial Paper — 80.8%
[a]	Air Products & Chemicals, Inc., 5.494% due 1/19/2024	500,000	498,725
	Ameren Illinois Co., 5.478% due 1/2/2024	30,975,000	30,975,000
	American Electric Power Co., Inc.,
[a]	5.647% due 1/18/2024	842,000	839,923
[a]	5.704% due 1/19/2024	7,949,000	7,927,979
	American Honda Finance Corp.,
	5.62% due 1/4/2024	31,000,000	30,990,493
	5.642% due 1/9/2024	2,000,000	1,997,846
	5.675% due 1/18/2024	3,000,000	2,992,573
	Atlantic City Electric Co.,
	5.664% due 1/8/2024	39,000,000	38,963,795
	5.665% due 1/8/2024	2,504,000	2,501,675
	AutoZone, Inc.,
[a]	5.517% due 1/5/2024	17,000,000	16,992,307
[a]	5.495% due 1/10/2024	22,000,000	21,973,551
	Avangrid, Inc.,
[a]	5.667% due 1/17/2024	14,300,000	14,266,812
[a]	5.651% due 1/22/2024	27,000,000	26,916,750
	Baltimore Gas & Electric Co.,
	5.644% due 1/10/2024	8,549,000	8,538,456
	5.674% due 1/10/2024	1,951,000	1,948,581
[a]	Berkshire Hathaway Energy Co., 5.649% due 1/16/2024	4,000,000	3,991,367
	Brown-Forman Corp.,
[a]	5.54% due 1/24/2024	2,700,000	2,691,024
[a]	5.52% due 1/25/2024	19,600,000	19,532,130
	Canadian National Railway Co.,
[a,b]	5.597% due 1/4/2024	8,000,000	7,997,556
[a,b]	5.558% due 1/5/2024	7,200,000	7,196,718
[a,b]	5.611% due 1/9/2024	4,128,000	4,123,577
[a,b]	5.609% due 1/10/2024	11,000,000	10,986,531
[a,b]	5.611% due 1/10/2024	1,067,000	1,065,694
[a,b]	5.573% due 1/16/2024	9,650,000	9,629,435
	Canadian Pacific Railway Co.,
[a,b]	5.625% due 1/3/2024	665,000	664,898
[a,b]	5.626% due 1/3/2024	10,000,000	9,998,464
[a,b]	5.627% due 1/3/2024	20,000,000	19,996,928
[a,b]	5.587% due 1/4/2024	12,000,000	11,996,333
	CenterPoint Energy Resources Corp.,
[a]	5.458% due 1/2/2024	5,000,000	5,000,000
[a]	5.704% due 1/24/2024	1,752,000	1,746,004
[a]	Cintas Corp. No. 2, 5.583% due 1/4/2024	10,000,000	9,996,950
	Consolidated Edison Co. of New York, Inc.,
[a]	5.609% due 1/8/2024	1,969,000	1,967,192
[a]	5.609% due 1/9/2024	21,932,000	21,908,502
	Consumers Energy Co.,
[a]	5.663% due 1/2/2024	7,251,000	7,251,000
[a]	5.684% due 1/3/2024	4,000,000	3,999,379
[a]	CVS Health Corp., 5.531% due 1/8/2024	40,000,000	39,963,667
	Dominion Energy South Carolina, Inc.,
	5.677% due 1/3/2024	8,000,000	7,998,760
	5.731% due 1/9/2024	11,000,000	10,987,958
	5.715% due 1/11/2024	5,000,000	4,992,988
	5.688% due 1/18/2024	2,000,000	1,995,031

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Dover Corp.,
[a]	5.587% due 1/3/2024	$ 1,700,000	$ 1,699,740
[a]	5.587% due 1/4/2024	41,000,000	40,987,472
	DTE Energy Co.,
[a]	5.651% due 1/5/2024	3,578,000	3,576,345
[a]	5.651% due 1/10/2024	10,000,000	9,987,667
	Duke Energy Corp.,
[a]	5.663% due 1/2/2024	27,000,000	27,000,000
[a]	5.683% due 1/2/2024	16,250,000	16,250,000
	Eli Lilly & Co.,
[a]	5.445% due 1/23/2024	1,000,000	996,879
[a]	5.446% due 1/23/2024	39,000,000	38,878,287
	Enbridge U.S., Inc.,
[a]	5.713% due 1/25/2024	22,000,000	21,921,148
[a]	5.714% due 1/26/2024	18,000,000	17,932,680
[a]	Eversource Energy, 5.619% due 1/11/2024	3,000,000	2,995,853
[a]	Exelon Corp., 5.652% due 1/8/2024	43,000,000	42,960,153
[a,b]	Experian Finance plc, 5.537% due 1/5/2024	2,300,000	2,298,955
	Fiserv, Inc.,
[a]	5.458% due 1/2/2024	1,000,000	1,000,000
[a]	5.481% due 1/5/2024	39,000,000	38,982,450
	General Mills, Inc.,
[a]	5.492% due 1/2/2024	13,000,000	13,000,000
[a]	5.462% due 1/5/2024	700,000	699,686
	HP, Inc.,
[a]	5.593% due 1/8/2024	41,000,000	40,962,417
[a]	5.592% due 1/9/2024	3,000,000	2,996,792
	Intercontinental Exchange, Inc.,
[a]	5.481% due 1/3/2024	1,775,000	1,774,734
[a]	5.743% due 1/3/2024	550,000	549,914
[a]	5.724% due 1/19/2024	11,000,000	10,970,807
	Kentucky Utilities Co.,
[a]	5.652% due 1/2/2024	10,000,000	10,000,000
[a]	5.696% due 1/8/2024	15,350,000	15,335,673
[a]	Keurig Dr Pepper, Inc., 5.548% due 1/11/2024	40,000,000	39,945,400
	Kinder Morgan, Inc.,
[a]	5.608% due 1/2/2024	30,000,000	30,000,000
[a]	5.704% due 1/8/2024	12,000,000	11,988,780
[a]	5.802% due 1/16/2024	1,000,000	997,783
	Marriott International, Inc.,
[a]	5.688% due 1/2/2024	500,000	500,000
[a]	5.594% due 1/12/2024	1,200,000	1,198,167
[a]	5.704% due 1/12/2024	4,900,000	4,892,378
[a]	5.651% due 1/16/2024	1,700,000	1,696,331
[a]	5.474% due 1/22/2024	10,552,000	10,520,461
[a]	5.601% due 1/26/2024	4,400,000	4,383,867
	McCormick & Co., Inc.,
[a]	5.554% due 1/3/2024	15,000,000	14,997,725
[a]	5.527% due 1/16/2024	25,000,000	24,947,111
[a,b]	Medtronic Global Holdings SCA, 5.546% due 1/4/2024	7,400,000	7,397,759
	Mitsubishi HC Finance America LLC, 5.744% due 1/16/2024	40,000,000	39,912,267
[a]	Mondelez International, Inc., 5.478% due 1/2/2024	38,000,000	38,000,000
	Oglethorpe Power Corp.,
[a]	5.755% due 1/2/2024	8,000,000	8,000,000
[a]	5.754% due 1/19/2024	1,676,000	1,671,528
[a]	5.704% due 1/25/2024	16,858,000	16,797,686
	Oracle Corp.,
[a]	5.653% due 1/4/2024	31,000,000	30,990,442
[a]	5.571% due 1/25/2024	2,675,000	2,665,652
	PacifiCorp,
	5.792% due 1/2/2024	1,000,000	1,000,000
	5.792% due 1/3/2024	8,000,000	7,998,733
	5.792% due 1/4/2024	9,000,000	8,997,150
	5.795% due 1/4/2024	500,000	499,842
	5.792% due 1/5/2024	1,000,000	999,525

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.849% due 1/5/2024	$22,000,000	$ 21,989,458
	5.798% due 1/8/2024	4,000,000	3,996,200
	Penske Truck Leasing Co. LP,
	5.651% due 1/2/2024	10,517,000	10,517,000
	5.669% due 1/2/2024	835,000	835,000
	5.671% due 1/4/2024	12,050,000	12,046,271
	5.675% due 1/4/2024	2,000,000	1,999,380
	5.651% due 1/8/2024	2,000,000	1,998,150
	5.703% due 1/18/2024	8,000,000	7,980,089
	5.732% due 1/18/2024	2,000,000	1,994,996
[a]	Philip Morris International, Inc., 5.451% due 1/17/2024	35,000,000	34,921,833
[a]	Pinnacle West Capital Corp., 5.499% due 1/2/2024	2,650,000	2,650,000
	Puget Sound Energy, Inc.,
	5.671% due 1/4/2024	1,982,000	1,981,387
	5.682% due 1/10/2024	2,200,000	2,197,272
	5.684% due 1/12/2024	700,000	698,915
	Ryder System, Inc.,
	5.684% due 1/12/2024	12,750,000	12,730,237
	5.744% due 1/24/2024	12,000,000	11,958,640
[a]	Sherwin-Williams Co., 5.612% due 1/2/2024	25,000,000	25,000,000
	Sony Capital Corp.,
[a]	5.68% due 1/3/2024	41,000,000	40,993,634
[a]	5.68% due 1/4/2024	1,000,000	999,689
	Southern California Edison Co.,
[a]	5.806% due 1/2/2024	900,000	900,000
[a]	5.586% due 1/8/2024	2,307,000	2,304,885
[a]	5.699% due 1/8/2024	1,050,000	1,049,020
[a]	5.805% due 1/8/2024	6,000,000	5,994,300
[a]	5.701% due 1/17/2024	1,200,000	1,197,200
[a]	Southwestern Public Service Co., 5.537% due 1/12/2024	9,000,000	8,986,375
	Spire, Inc.,
[a]	5.485% due 1/10/2024	2,500,000	2,497,000
[a]	5.752% due 1/17/2024	5,072,000	5,060,060
[a]	Sysco Corp., 5.583% due 1/4/2024	1,161,000	1,160,645
	Telstra Group Ltd.,
[a,b]	5.725% due 1/10/2024	2,620,000	2,616,722
[a,b]	5.797% due 1/10/2024	253,000	252,680
	TELUS Corp.,
[a,b]	5.63% due 1/9/2024	9,038,000	9,028,282
[a,b]	5.697% due 1/17/2024	2,560,000	2,554,027
[a,b]	5.716% due 1/17/2024	3,650,000	3,641,453
[a,b]	Tyco Electronics Group SA, 5.531% due 1/2/2024	500,000	500,000
	Walt Disney Co.,
[a]	5.435% due 1/4/2024	7,325,000	7,322,823
[a]	5.599% due 1/18/2024	250,000	249,389
[a]	Waste Management, Inc., 5.632% due 1/9/2024	8,250,000	8,241,129
[a]	Western Union Co., 5.633% due 1/3/2024	40,000,000	39,993,833
	Williams Cos., Inc.,
	5.69% due 1/4/2024	33,000,000	32,989,733
	5.70% due 1/4/2024	8,800,000	8,797,257
	Total Commercial Paper (Cost $1,453,583,755)		1,453,583,755
	Repurchase Agreement — 4.7%
	Bank of New York Tri-Party Repurchase Agreement, 5.42% dated 12/29/2023 due 1/2/2024, repurchase price $85,051,189 collateralized by 17 corporate debt securities, having an average coupon of 5.38%, a minimum credit rating of BBB-, maturity dates from 3/29/2026 to 4/15/2096, and having an aggregate market value of $90,906,056 at 12/31/2023	85,000,000	85,000,000
	Total Repurchase Agreements (Cost $85,000,000)		85,000,000
	Mutual Fund — 2.5%
[c]	State Street Institutional Treasury Money Market Fund Premier Class, 5.28%	44,870,696	44,870,696
	Total Mutual Fund (Cost $44,870,696)		44,870,696
	Total Investments — 93.6% (Cost $1,683,199,796)		$1,683,199,796

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
Other Assets Less Liabilities — 6.4%		115,899,231
Net Assets — 100.0%		$1,799,099,027

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $1,114,583,097, representing 61.95% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2023.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of the Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.